Finance Receivables - Changes in Fair Value of Finance Installment Receivables (Details) - Financing Receivable - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 383,890	$ 289,166	$ 289,166
Originations of principal	154,021	105,834	581,412
Repayments of principal and recoveries	(106,577)	(104,195)	(401,638)
Accrued interest and fees receivable	36	1,366	2,727
Charge-offs, net	(47,171)	(19,833)	(103,385)
Net change in fair value	(2,354)	(2,556)	17,425
Balance at the end of the period	$ 381,845	$ 269,782	$ 383,890